GREAT-WEST FUNDS, INC.

Great-West Ariel Mid Cap Value Fund Institutional Class Ticker: MXOAX Investor Class Ticker: MXMCX Class L Ticker: MXAMX	Great-West Moderately Conservative Profile Fund Institutional Class Ticker: MXJUX Investor Class Ticker: MXDPX Class L Ticker: MXHPX
Great-West Bond Index Fund Institutional Class Ticker: MXCOX Investor Class Ticker: MXBIX Class L Ticker: MXBJX	Great-West Lifetime Conservative 2015 Fund Institutional Class Ticker: MXMAX Investor Class Ticker: MXLTX Service Class Ticker: MXLUX Class L
Great-West Core Bond Fund Institutional Class Ticker: MXIUX Investor Class Ticker: MXFDX Class L	Great-West Lifetime 2015 Fund Institutional Class Ticker: MXNYX Investor Class Ticker: MXLYX Service Class Ticker: MXLZX Class L Ticker: MXABX
Great-West Emerging Markets Equity Fund Institutional Class Ticker: MXENX Investor Class Ticker: MXEOX Class L Ticker: MXEKX	Great-West Lifetime Conservative 2020 Fund Institutional Class Ticker: MXAFX Investor Class Ticker: MXACX Service Class Ticker: MXAEX Class L
Great-West Global Bond Fund (formerly Great-West Templeton Global Bond Fund) Institutional Class Ticker: MXZMX Investor Class Ticker: MXGBX Class L	Great-West Lifetime 2020 Fund Institutional Class Ticker: MXAKX Investor Class Ticker: MXAGX Service Class Ticker: MXAHX Class L Ticker: MXAJX
Great-West Government Money Market Fund Institutional Class Ticker: MXGXX Investor Class Ticker: MXMXX	Great-West Lifetime Conservative 2025 Fund Institutional Class Ticker: MXOZX Investor Class Ticker: MXALX Service Class Ticker: MXBLX Class L
Great-West Inflation-Protected Securities Fund Institutional Class Ticker: MXIOX Investor Class Ticker: MXIHX Class L Ticker: MXIDX	Great-West Lifetime 2025 Fund Institutional Class Ticker: MXQBX Investor Class Ticker: MXELX Service Class Ticker: MXFLX Class L Ticker: MXANX
Great-West International Growth Fund (formerly Great-West MFS International Growth Fund) Institutional Class Ticker: MXHTX Investor Class Ticker: MXIGX Class L	Great-West Lifetime Conservative 2030 Fund Institutional Class Ticker: MXARX Investor Class Ticker: MXAOX Service Class Ticker: MXAQX Class L
Great-West International Index Fund Institutional Class Ticker: MXPBX Investor Class Ticker: MXINX Class L Ticker: MXGHX	Great-West Lifetime 2030 Fund Institutional Class Ticker: MXAYX Investor Class Ticker: MXATX Service Class Ticker: MXAUX Class L Ticker: MXAWX
Great-West International Value Fund (formerly Great-West MFS International Value Fund) Institutional Class Ticker: MXJVX Investor Class Ticker: MXIVX Class L Ticker: MXMIX	Great-West Lifetime Conservative 2035 Fund Institutional Class Ticker: MXRCX Investor Class Ticker: MXGLX Service Class Ticker: MXHLX Class L
Great-West Invesco Small Cap Value Fund Institutional Class Ticker: MXMYX Investor Class Ticker: MXSVX Class L	Great-West Lifetime 2035 Fund Institutional Class Ticker: MXTBX Investor Class Ticker: MXKLX Service Class Ticker: MXLLX Class L Ticker: MXAZX

Great-West Large Cap Growth Fund (formerly Great-West Multi-Manager Large Cap Growth Fund) Institutional Class Ticker: MXGSX Investor Class Ticker: MXLGX Class L	Great-West Lifetime Conservative 2040 Fund Institutional Class Ticker: MXBCX Investor Class Ticker: MXBAX Service Class Ticker: MXBBX Class L
Great-West Loomis Sayles Small Cap Value Fund Institutional Class Ticker: MXTFX Investor Class Ticker: MXLSX Class L	Great-West Lifetime 2040 Fund Institutional Class Ticker: MXBGX Investor Class Ticker: MXBDX Service Class Ticker: MXBEX Class L Ticker: MXBFX
Great-West Mid Cap Value Fund (formerly Great-West Goldman Sachs Mid Cap Value Fund) Institutional Class Ticker: MXKJX Investor Class Ticker: MXMVX Class L Ticker: MXGFX	Great-West Lifetime Conservative 2045 Fund Institutional Class Ticker: MXUCX Investor Class Ticker: MXMLX Service Class Ticker: MXNLX Class L
Great-West Multi-Sector Bond Fund (formerly Great-West Loomis Sayles Bond Fund) Institutional Class Ticker: MXUGX Investor Class Ticker: MXLMX Class L Ticker: MXGGX	Great-West Lifetime 2045 Fund Institutional Class Ticker: MXWEX Investor Class Ticker: MXQLX Service Class Ticker: MXRLX Class L Ticker: MXBHX
Great-West Putnam Equity Income Fund Institutional Class Ticker: MXQCX Investor Class Ticker: MXQIX Class L	Great-West Lifetime Conservative 2050 Fund Institutional Class Ticker: MXBNX Investor Class Ticker: MXBKX Service Class Ticker: MXBMX Class L
Great-West Putnam High Yield Bond Fund Institutional Class Ticker: MXFRX Investor Class Ticker: MXHYX Class L	Great-West Lifetime 2050 Fund Institutional Class Ticker: MXBSX Investor Class Ticker: MXBOX Service Class Ticker: MXBQX Class L Ticker: MXBRX
Great-West Real Estate Index Fund Institutional Class Ticker: MXSFX Investor Class Ticker: MXREX Class L Ticker: MXGIX	Great-West Lifetime Conservative 2055 Fund Institutional Class Ticker: MXXFX Investor Class Ticker: MXSLX Service Class Ticker: MXTLX Class L
Great-West S&P 500® Index Fund Institutional Class Ticker: MXKWX Investor Class Ticker: MXVIX Class L Ticker: MXVJX	Great-West Lifetime 2055 Fund Institutional Class Ticker: MXZHX Investor Class Ticker: MXWLX Service Class Ticker: MXXLX Class L Ticker: MXBTX
Great-West S&P Mid Cap 400® Index Fund Institutional Class Ticker: MXNZX Investor Class Ticker: MXMDX Class L Ticker: MXBUX	Great-West SecureFoundation® Lifetime 2015 Fund Institutional Class Investor Class Ticker: MXSJX Service Class Ticker: MXSKX Class L Ticker: MXLEX
Great-West S&P Small Cap 600® Index Fund Institutional Class Ticker: MXERX Investor Class Ticker: MXISX Class L: MXNSX	Great-West SecureFoundation® Lifetime 2020 Fund Institutional Class Investor Class Ticker: MXSMX Service Class Ticker: MXSPX Class L Ticker: MXLFX
Great-West Short Duration Bond Fund Institutional Class Ticker: MXXJX Investor Class Ticker: MXSDX Class L Ticker: MXTDX	Great-West SecureFoundation® Lifetime 2025 Fund Institutional Class Investor Class Ticker: MXSNX Service Class Ticker: MXSOX Class L Ticker: MXLHX

Great-West Small Cap Growth Fund (formerly Great-West Multi-Manager Small Cap Growth Fund) Institutional Class Ticker: MXMSX Investor Class Ticker: MXMTX Class L	Great-West SecureFoundation® Lifetime 2030 Fund Institutional Class Investor Class Ticker: MXSQX Service Class Ticker: MXASX Class L Ticker: MXLIX
Great-West T. Rowe Price Equity Income Fund Institutional Class Ticker: MXVHX Investor Class Ticker: MXEQX Class L Ticker: MXTQX	Great-West SecureFoundation® Lifetime 2035 Fund Institutional Class Investor Class Ticker: MXSRX Service Class Ticker: MXSSX Class L Ticker: MXLJX
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class Ticker: MXYKX Investor Class Ticker: MXMGX Class L Ticker: MXTMX	Great-West SecureFoundation® Lifetime 2040 Fund Institutional Class Investor Class Ticker: MXDSX Service Class Ticker: MXESX Class L Ticker: MXLKX
Great-West U.S. Government Securities Fund Institutional Class Ticker: MXDQX Investor Class Ticker: MXGMX Class L	Great-West SecureFoundation® Lifetime 2045 Fund Institutional Class Investor Class Ticker: MXSTX Service Class Ticker: MXSWX Class L Ticker: MXLNX
Great-West Aggressive Profile Fund Institutional Class Ticker: MXGTX Investor Class Ticker: MXAPX Class L Ticker: MXEPX	Great-West SecureFoundation® Lifetime 2050 Fund Institutional Class Investor Class Ticker: MXFSX Service Class Ticker: MXHSX Class L Ticker: MXLOX
Great-West Conservative Profile Fund Institutional Class Ticker: MXKVX Investor Class Ticker: MXCPX Class L Ticker: MXIPX	Great-West SecureFoundation® Lifetime 2055 Fund Institutional Class Investor Class Ticker: MXSYX Service Class Ticker: MXSZX Class L Ticker: MXLPX
Great-West Moderate Profile Fund Institutional Class Ticker: MXITX Investor Class Ticker: MXMPX Class L Ticker: MXGPX	Great-West SecureFoundation® Balanced Fund Institutional Class Ticker: MXCJX Investor Class Ticker: MXSBX Service Class Ticker: MXSHX Class L Ticker: MXLDX
Great-West Moderately Aggressive Profile Fund Institutional Class Ticker: MXHRX Investor Class Ticker: MXBPX Class L Ticker: MXFPX	Great-West SecureFoundation® Balanced ETF Fund Class A Ticker: SFBPX

(the “Funds”)

Supplement dated October 24, 2018 to the Prospectuses for the

Funds, each dated April 30, 2018.

Effective immediately, the following changes are made to the Prospectuses as applicable:

The following language hereby replaces the last paragraph under the header “Shareholder Information” in the section entitled “Redeeming Shares” or “Purchasing and Redeeming Shares,” in the Prospectuses for all Funds except the Great-West SecureFoundation Balanced ETF Fund and the second to last paragraph under the header “Shareholder Information” in the section entitled “Purchasing and Redeeming Shares,” in the Prospectus for the Great-West SecureFoundation Balanced ETF Fund:

“Under normal conditions, the Fund typically expects to meet daily shareholder redemptions by monitoring the Fund’s portfolio and redemption activities and by holding a reserve of highly liquid assets, such as cash or cash equivalents. The Fund may use additional methods to meet shareholder redemptions, if they become necessary. These methods may include, but are not limited to, the sale of portfolio assets, the use of overdraft protection afforded by the Fund’s custodian bank, or borrowing from a line of credit.”

The following language is hereby added for all Funds under the header “Shareholder Information” immediately after the section entitled “Other Payments to Financial Intermediaries”:

“Partner Payments to GWL&A

GWL&A may receive payments from registered investment advisers and/or their affiliates (“Partner(s)”), including current and potential sub-advisers to Great-West Funds, as applicable, for providing services to Partners and Partner products offered through GWL&A’s retirement platforms. Program services include but are not limited to: consideration for inclusion of Partner products in products and retirement platforms affiliated with GWL&A; enhanced marketing opportunities; additional reporting capabilities; collaboration in thought leadership opportunities; waivers of certain retirement platform connectivity fees; and access to GWL&A personnel, third party advisory and brokerage firms, and GWL&A sponsored conferences. The level of such payments made by Partners may be based on differing levels or types of services provided by GWL&A, among other considerations.”

This Supplement must be accompanied by or read in conjunction with the current Prospectuses, each dated April 30, 2018.

Please keep this Supplement for future reference.

GREAT-WEST FUNDS, INC.

Great-West Core Strategies: Flexible Bond Fund Institutional Class Ticker: MXEDX Investor Class Class L Ticker: MXGAX	Great-West Core Strategies: Inflation-Protected Securities Fund Institutional Class Ticker: MXEGX Investor Class Class L Ticker: MXGEX
Great-West Core Strategies: International Equity Fund Institutional Class Ticker: MXECX Investor Class Class L Ticker: MXEJX	Great-West Core Strategies: Short Duration Bond Fund Institutional Class Ticker: MXEEX Investor Class Class L Ticker: MXGDX
Great-West Core Strategies: U.S. Equity Fund Institutional Class Ticker: MXEBX Investor Class Class L Ticker: MXEHX

(the “Funds”)

Supplement dated October 24, 2018 to the Prospectuses for the

Funds, each dated September 10, 2018.

Effective immediately, the following changes are made to the Prospectuses as applicable:

The following language is hereby added for all Funds under the header “Shareholder Information” immediately after the section entitled “Other Payments to Financial Intermediaries”:

“Partner Payments to GWL&A

GWL&A may receive payments from registered investment advisers and/or their affiliates (“Partner(s)”), including current and potential sub-advisers to Great-West Funds, as applicable, for providing services to Partners and Partner products offered through GWL&A’s retirement platforms. Program services include but are not limited to: consideration for inclusion of Partner products in products and retirement platforms affiliated with GWL&A; enhanced marketing opportunities; additional reporting capabilities; collaboration in thought leadership opportunities; waivers of certain retirement platform connectivity fees; and access to GWL&A personnel, third party advisory and brokerage firms, and GWL&A sponsored conferences. The level of such payments made by Partners may be based on differing levels or types of services provided by GWL&A, among other considerations.”

This Supplement must be accompanied by or read in conjunction with the current Prospectuses, each dated September 10, 2018.

Please keep this Supplement for future reference.